Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment, Net
Schedule of analysis of changes in property, plant and equipment

Changes	Buildings and Land		Technical Equipment		Satellite Transponders		Furniture and Fixtures		Transportation Equipment		Computer Equipment		Leasehold Improvements		Construction in Progress		Total
Cost:
January 1, 2016	Ps.	13,623,298	Ps.	97,721,490	Ps.	10,301,713	Ps.	966,928	Ps.	2,631,076	Ps.	6,642,536	Ps.	2,170,607	Ps.	9,938,991	Ps.	143,996,639
Additions	21,891		11,045,371		—		52,354		214,944		472,600		193,435		15,940,990		27,941,585
Retirements	(37,422)		(10,757,033)		—		(131,709)		(83,285)		(1,085,679)		(20,222)		(1,840,427)		(13,955,777)
Transfers and reclassifications	449,458		7,205,753		—		101,588		140,415		901,561		195,869		(8,994,644)		—
Effect of translation	56,176		504,787		—		6,086		4,292		24,829		3,139		8,821		608,130

December 31, 2016	14,113,401		105,720,368		10,301,713		995,247		2,907,442		6,955,847		2,542,828		15,053,731		158,590,577
Additions	18,845		8,854,150		—		11,477		192,193		177,150		26,269		7,479,482		16,759,566
Retirements	(185,685)		(3,641,319)		—		(55,690)		(339,594)		(339,090)		(5,751)		(525,532)		(5,092,661)
Transfers and reclassifications	503,454		6,703,287		—		178,858		71,188		878,888		183,257		(8,518,932)		—
Effect of translation	(16,886)		(170,432)		—		(8,253)		(1,121)		(6,882)		704		(3,683)		(206,553)

December 31, 2017	Ps.	14,433,129	Ps.	117,466,054	Ps.	10,301,713	Ps.	1,121,639	Ps.	2,830,108	Ps.	7,665,913	Ps.	2,747,307	Ps.	13,485,066	Ps.	170,050,929

Depreciation:
January 1, 2016	Ps.	(4,192,571)	Ps.	(52,738,617)	Ps.	(3,485,385)	Ps.	(561,650)	Ps.	(1,200,762)	Ps.	(4,668,315)	Ps.	(1,060,062)	Ps.	—	Ps.	(67,907,362)
Depreciation of the year	(290,645)		(11,958,803)		(567,455)		(84,869)		(300,168)		(917,426)		(334,783)		—		(14,454,149)
Retirements	12,281		9,630,932		—		127,736		69,011		1,083,071		13,240		—		10,936,271
Reclassifications	—		11,545		—		—		—		—		(11,545)		—		—
Effect of translation	(16,647)		(336,050)		—		(5,325)		(3,541)		(17,152)		(3,050)		—		(381,765)

December 31, 2016	(4,487,582)		(55,390,993)		(4,052,840)		(524,108)		(1,435,460)		(4,519,822)		(1,396,200)		—		(71,807,005)
Depreciation of the year	(256,412)		(13,271,239)		(567,454)		(94,728)		(313,280)		(1,017,204)		(351,717)		—		(15,872,034)
Retirements	42,398		2,480,771		—		52,503		274,734		326,857		5,198		—		3,182,461
Reclassifications	—		—		—		137		—		(137)		—		—		—
Effect of translation	6,729		146,440		—		7,699		857		4,182		(448)		—		165,459

December 31, 2017	Ps.	(4,694,867)	Ps.	(66,035,021)	Ps.	(4,620,294)	Ps.	(558,497)	Ps.	(1,473,149)	Ps.	(5,206,124)	Ps.	(1,743,167)	Ps.	—	Ps.	(84,331,119)

Carrying value:
At January 1, 2016	Ps.	9,430,727	Ps.	44,982,873	Ps.	6,816,328	Ps.	405,278	Ps.	1,430,314	Ps.	1,974,221	Ps.	1,110,545	Ps.	9,938,991	Ps.	76,089,277

At December 31, 2016	Ps.	9,625,819	Ps.	50,329,375	Ps.	6,248,873	Ps.	471,139	Ps.	1,471,982	Ps.	2,436,025	Ps.	1,146,628	Ps.	15,053,731	Ps.	86,783,572

At December 31, 2017	Ps.	9,738,262	Ps.	51,431,033	Ps.	5,681,419	Ps.	563,142	Ps.	1,356,959	Ps.	2,459,789	Ps.	1,004,140	Ps.	13,485,066	Ps.	85,719,810

Schedule of assets under finance leases

	2017		2016
Satellite transponders	Ps.	6,065,509	Ps.	6,065,509
Accumulated depreciation	(3,286,356)		(3,001,315)

	Ps.	2,779,153	Ps.	3,064,194

Technical equipment	Ps.	1,677,260	Ps.	1,781,812
Accumulated depreciation	(686,555)		(722,676)

	Ps.	990,705	Ps.	1,059,136

Schedule of leased technical equipment
	2017		2016
Subscriber leased set-top equipment	Ps.	27,804,259	Ps.	24,328,849
Accumulated depreciation	(17,086,983)		(13,452,535)

	Ps.	10,717,276	Ps.	10,876,314